STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number exercisable	47,885,000	47,850,000	39,635,000
Warrant [Member] | 0.25 [Member]
Exercise Prices	$ 0.25	$ 0.25
Number outstanding	1,275,000	1,275,000
Weighted average remaining contractual life	1 year 7 days	1 year 6 months 7 days
Weighted average exercise price	$ 0.25	$ 0.25
Number exercisable	1,275,000	1,275,000
Weighted average remaining contractual life, Exercisable	1 year 7 days	1 year 6 months 7 days
Warrant [Member] | 1.00 [Member]
Exercise Prices		$ 1.00
Number outstanding		1,155,000
Weighted average remaining contractual life		2 months 30 days
Weighted average exercise price		$ 1.00
Number exercisable		1,155,000
Weighted average remaining contractual life, Exercisable		2 months 30 days
Warrant [Member] | 0.61 [Member]
Exercise Prices		$ 0.61
Number outstanding		2,430,000
Weighted average remaining contractual life		10 months 28 days
Weighted average exercise price		$ 0.61
Number exercisable		2,430,000
Weighted average remaining contractual life, Exercisable		10 months 28 days